SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF BASIC AND DILUTIVE INCOME (LOSS) PER COMMON SHARE

The following table sets forth the computation of basic and diluted loss per share:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Numerator:
Net loss	$(528,742)	$(1,301,748)	$(2,606,839)	$(4,531,543)
Numerator for basic and dilute– EPS - income available to common stockholders	(503,003)	(1,301,748)	(2,546,913)	(4,531,543)
Denominator:
Denominator for basic and diluted EPS – weighted average shares	8,249,653	8,163,522	8,203,202	8,126,689
Basic and diluted loss per common share	$(0.06)	$(0.16)	$(0.31)	$(0.56)

The following table sets forth the computation of basic and diluted income (loss) per common share for the years ended December 31, 2021, and 2020:

	December 31, 2021	December 31, 2020
Numerator:
Net Income (Loss)	$(5,315,883)	$(2,536,051)

Numerator for basic and dilut–d EPS - income (loss) available to common Shareholders	$(5,315,883)	$(2,536,051)

Denominator:
Denominator for basic and diluted EPS – Weighted average shares	8,136,740	7,705,620
Basic Income (Loss) per common share	$(0.65)	$(0.33)